16. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents
Cash and cash equivalents
	12 - 31 - 2019	12 - 31 - 2018
	ARS 000	ARS 000

Cash at banks and on hand	1,493,868	353,735